Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred stock, shares authorized unlimited	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	96,045,856	94,996,397
Common stock, shares outstanding	96,045,856	94,996,397